RESTRICTED NET ASSETS OR PARENT COMPANY'S CONDENSED FINANCIAL STATEMENTS - STATEMENTS OF CASH FLOWS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net cash used in operating activities	$ (598,133)	$ (1,501)	$ (643,502)
Cash Flows from Investing Activities:
Net cash (used in) provided by investing activities	1,076	(190,828)	(1,215)
Cash Flows from Financing Activities:
Net cash provided by financing activities	110,747	70,406	4,103,479
Net (decrease) increase in cash, cash equivalents and restricted cash	(441,984)	(139,880)	3,574,817
Cash and cash equivalents - beginning of the year	4,995,843	5,626,079
Cash and cash equivalents - end of the year	4,976,527	4,995,843	5,626,079
MDJM
Cash Flows from Operating Activities:
Net cash used in operating activities	(19,572)	(76,211)	(42,574)
Cash Flows from Investing Activities:
Net cash (used in) provided by investing activities	(110,498)	(624,440)	1,565,174
Cash Flows from Financing Activities:
Net cash provided by financing activities	110,747	70,406	4,103,479
Net (decrease) increase in cash, cash equivalents and restricted cash	(19,323)	(630,245)	5,626,079
Cash and cash equivalents - beginning of the year	4,995,834	5,626,079
Cash and cash equivalents - end of the year	$ 4,976,511	$ 4,995,834	$ 5,626,079